Property and Equipment	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Property and Equipment
16	Property and Equipment

($ millions)	Land & Building	Equipment	Technology Assets	Leasehold Improvements	Right-of-use Assets	Total
Cost
Balance as at October 31, 2020	$1,619	$1,936	$2,386	$1,660	$3,786	$11,387
Acquisitions	–	–	–	–	–	–
Additions	126	111	92	74	456	859
Disposals	(49)	(47)	(32)	(51)	(132)	(311)
Foreign currency adjustments and other	(127)	(94)	(36)	(34)	(107)	(398)
Balance as at October 31, 2021	$1,569	$1,906	$2,410	$1,649	$4,003	$11,537
Acquisitions	–	–	–	–	–	–
Additions	102	110	169	160	215	756
Disposals	(56)	(59)	(20)	(47)	(98)	(280)
Foreign currency adjustments and other	62	405	(354)	33	77	223
Balance as at October 31, 2022	$1,677	$2,362	$2,205	$1,795	$4,197	$12,236

Accumulated depreciation
Balance as at October 31, 2020	$620	$1,471	$1,970	$1,024	$405	$5,490
Depreciation	42	98	155	95	379	769
Disposals	(30)	(32)	(31)	(37)	(35)	(165)
Foreign currency adjustments and other	(35)	(73)	(34)	(23)	(13)	(178)
Balance as at October 31, 2021	$597	$1,464	$2,060	$1,059	$736	$5,916
Depreciation	37	83	153	98	378	749
Disposals	(24)	(59)	(16)	(51)	(59)	(209)
Foreign currency adjustments and other	27	289	(264)	11	17	80
Balance as at October 31, 2022	$637	$1,777	$1,933	$1,117	$1,072	$6,536

Net book value
Balance as at October 31, 2021	$972	$442	$350	$590	$3,267	$5,621 (1)
Balance as at October 31, 2022	$1,040	$585	$272	$678	$3,125	$5,700 (1)

(1)	Includes $36 (2021 – $40) of investment property.